11. Commitments (March 2019 Note) (Details - Supplemental Cash Flow Info) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$ 3,977
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	$ 43,330	$ 0